PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc. (The)	$ 12,501
230	Omnicom Group, Inc.	19,897
		32,398
	AEROSPACE & DEFENSE - 1.8%
558	Boeing Company (The)(a)	145,448
240	General Dynamics Corporation	62,321
364	Howmet Aerospace, Inc.	19,700
48	Huntington Ingalls Industries, Inc.	12,463
234	L3Harris Technologies, Inc.	49,285
230	Lockheed Martin Corporation	104,245
174	Northrop Grumman Corporation	81,456
1,536	Raytheon Technologies Corporation	129,239
45	Teledyne Technologies, Inc.(a)	20,083
253	Textron, Inc.	20,346
46	TransDigm Group, Inc.	46,534
		691,120
	APPAREL & TEXTILE PRODUCTS - 0.4%
1,239	NIKE, Inc., Class B	134,519
52	Ralph Lauren Corporation	7,498
310	Tapestry, Inc.	11,411
		153,428
	ASSET MANAGEMENT - 0.7%
109	Ameriprise Financial, Inc.	41,401
120	BlackRock, Inc.	97,416
1,157	Charles Schwab Corporation (The)	79,602
264	Franklin Resources, Inc.	7,865
392	Invesco Ltd.	6,993
186	Raymond James Financial, Inc.	20,739
217	T Rowe Price Group, Inc.	23,369
		277,385
	AUTOMOTIVE - 1.8%
235	Aptiv PLC(a)	21,084
198	BorgWarner, Inc.	7,098
3,772	Ford Motor Company	45,981

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	AUTOMOTIVE - 1.8% (Continued)
1,149	General Motors Company	$ 41,272
39	Phinia, Inc.	1,181
2,295	Tesla, Inc.(a)	570,262
		686,878
	BANKING - 2.9%
7,503	Bank of America Corporation	252,625
2,039	Citigroup, Inc.	104,886
442	Citizens Financial Group, Inc.	14,648
147	Comerica, Inc.	8,204
730	Fifth Third Bancorp	25,178
1,082	Huntington Bancshares, Inc.	13,763
2,363	JPMorgan Chase & Company	401,945
1,054	KeyCorporation	15,178
442	PNC Financial Services Group, Inc. (The)	68,444
975	Regions Financial Corporation	18,896
3,798	Wells Fargo & Company	186,938
173	Zions Bancorp	7,590
		1,118,295
	BEVERAGES - 1.5%
3,879	Coca-Cola Company (The)	228,589
162	Constellation Brands, Inc., Class A	39,164
179	Molson Coors Beverage Company, Class B	10,957
790	Monster Beverage Corporation(a)	45,512
1,355	PepsiCo, Inc.	230,133
		554,355
	BIOTECH & PHARMA - 5.6%
1,693	AbbVie, Inc.	262,364
577	Amgen, Inc.	166,188
2,195	Bristol-Myers Squibb Company	112,625
762	Eli Lilly and Company	444,185
1,166	Gilead Sciences, Inc.	94,458
232	Incyte Corporation(a)	14,567
2,102	Johnson & Johnson	329,467
2,403	Merck & Company, Inc.	261,975

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	BIOTECH & PHARMA - 5.6% (Continued)
5,243	Pfizer, Inc.	$ 150,946
80	Regeneron Pharmaceuticals, Inc.(a)	70,263
258	Vertex Pharmaceuticals, Inc.(a)	104,978
718	Viatris, Inc.	7,776
359	Zoetis, Inc.	70,856
		2,090,648
	CABLE & SATELLITE - 0.5%
4,450	Comcast Corporation, Class A	195,133

	CHEMICALS - 1.7%
224	Air Products and Chemicals, Inc.	61,331
103	Albemarle Corporation	14,881
92	Avery Dennison Corporation	18,599
119	Celanese Corporation	18,489
239	CF Industries Holdings, Inc.	19,001
764	Corteva, Inc.	36,611
723	Dow, Inc.	39,649
676	DuPont de Nemours, Inc.	52,005
126	Eastman Chemical Company	11,317
132	FMC Corporation	8,323
506	Linde plc	207,820
228	LyondellBasell Industries N.V., Class A	21,678
362	Mosaic Company (The)	12,934
241	PPG Industries, Inc.	36,042
252	Sherwin-Williams Company (The)	78,599
		637,279
	COMMERCIAL SUPPORT SERVICES - 0.5%
74	Cintas Corporation	44,597
211	Republic Services, Inc.	34,796
114	Robert Half, Inc.	10,023
210	Rollins, Inc.	9,171
410	Waste Management, Inc.	73,430
		172,017

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	CONSTRUCTION MATERIALS - 0.2%
67	Martin Marietta Materials, Inc.	$ 33,427
143	Vulcan Materials Company	32,462
		65,889
	CONTAINERS & PACKAGING - 0.2%
1,530	Amcor PLC	14,749
392	International Paper Company	14,171
94	Packaging Corporation of America	15,314
158	Sealed Air Corporation	5,770
314	Westrock Company	13,037
		63,041
	DATA CENTER REIT - 0.3%
206	Digital Realty Trust, Inc.	27,723
82	Equinix, Inc.	66,042
		93,765
	DIVERSIFIED INDUSTRIALS - 1.5%
151	Dover Corporation	23,225
364	Eaton Corporation PLC	87,658
611	Emerson Electric Company	59,469
1,155	General Electric Company	147,413
728	Honeywell International, Inc.	152,670
296	Illinois Tool Works, Inc.	77,534
154	Pentair PLC	11,197
		559,166
	E-COMMERCE DISCRETIONARY - 3.5%
8,300	Amazon.com, Inc.(a)	1,261,102
740	eBay, Inc.	32,279
		1,293,381
	ELECTRIC UTILITIES - 2.1%
691	AES Corporation (The)	13,302
279	Alliant Energy Corporation	14,313
277	Ameren Corporation	20,038
540	American Electric Power Company, Inc.	43,859
521	CenterPoint Energy, Inc.	14,885
327	CMS Energy Corporation	18,989

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	ELECTRIC UTILITIES - 2.1% (Continued)
298	Consolidated Edison, Inc.	$ 27,109
341	Constellation Energy Corporation	39,859
204	DTE Energy Company	22,493
685	Duke Energy Corporation	66,472
399	Edison International	28,525
214	Entergy Corporation	21,655
241	Evergy, Inc.	12,580
1,024	Exelon Corporation	36,762
621	FirstEnergy Corporation	22,766
1,908	NextEra Energy, Inc.	115,891
238	NRG Energy, Inc.	12,305
108	Pinnacle West Capital Corporation	7,759
815	PPL Corporation	22,087
561	Public Service Enterprise Group, Inc.	34,305
622	Sempra Energy	46,482
1,131	Southern Company (The)	79,305
346	WEC Energy Group, Inc.	29,123
574	Xcel Energy, Inc.	35,536
		786,400
	ELECTRICAL EQUIPMENT - 1.1%
140	A O Smith Corporation	11,542
96	Allegion plc	12,162
218	AMETEK, Inc.	35,946
584	Amphenol Corporation, Class A	57,892
729	Carrier Global Corporation	41,881
316	Fortive Corporation	23,267
810	Johnson Controls International plc	46,688
193	Keysight Technologies, Inc.(a)	30,704
397	Otis Worldwide Corporation	35,520
103	Rockwell Automation, Inc.	31,979
321	TE Connectivity Ltd.	45,101
249	Trane Technologies PLC	60,731
		433,413

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	ENGINEERING & CONSTRUCTION - 0.1%
134	Jacobs Solutions, Inc.	$ 17,393
155	Quanta Services, Inc.	33,449
		50,842
	ENTERTAINMENT CONTENT - 0.2%
319	Electronic Arts, Inc.	43,642
339	Fox Corporation, Class A	10,058
154	Fox Corporation - Class B, CLASS B	4,258
459	Paramount Global, Class B	6,789
122	Take-Two Interactive Software, Inc.(a)	19,636
		84,383
	FOOD - 0.8%
177	Campbell Soup Company	7,652
524	Conagra Brands, Inc.	15,018
649	General Mills, Inc.	42,275
168	Hershey Company (The)	31,322
279	Hormel Foods Corporation	8,959
118	J M Smucker Company (The)	14,913
269	Kellogg Company	15,040
635	Kraft Heinz Company (The)	23,482
139	Lamb Weston Holdings, Inc.	15,025
1,397	Mondelez International, Inc., A	101,184
321	Tyson Foods, Inc., Class A	17,254
67	WK Kellogg Co	880
		293,004
	GAS & WATER UTILITIES - 0.1%
201	American Water Works Company, Inc.	26,529
132	Atmos Energy Corporation	15,299
372	NiSource, Inc.	9,877
		51,705
	HEALTH CARE FACILITIES & SERVICES - 3.0%
291	Cardinal Health, Inc.	29,333
157	Cencora, Inc.	32,245
657	Centene Corporation(a)	48,756
325	Cigna Group (The)	97,321

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.0% (Continued)
1,386	CVS Health Corporation	$ 109,439
88	DaVita, Inc.(a)	9,219
252	Elevance Health, Inc.	118,833
95	Fortrea Holdings, Inc.(a)	3,316
257	HCA Healthcare, Inc.	69,565
142	Henry Schein, Inc.(a)	10,751
135	Humana, Inc.	61,804
174	IQVIA Holdings, Inc.(a)	40,260
95	Laboratory Corp of America Holdings	21,593
190	McKesson Corporation	87,966
130	Quest Diagnostics, Inc.	17,924
738	UnitedHealth Group, Inc.	388,534
76	Universal Health Services, Inc., Class B	11,585
		1,158,444
	HEALTH CARE REIT - 0.1%
527	Healthpeak Properties, Inc.	10,435
373	Ventas, Inc.	18,590
410	Welltower, Inc.	36,970
		65,995
	HOME & OFFICE PRODUCTS - 0.0%(b)
421	Newell Brands, Inc.	3,654
58	Whirlpool Corporation	7,063
		10,717
	HOME CONSTRUCTION - 0.4%
274	DR Horton, Inc.	41,643
287	Lennar Corporation, Class A	42,774
287	Masco Corporation	19,223
64	Mohawk Industries, Inc.(a)	6,624
3	NVR, Inc.(a)	21,001
213	PulteGroup, Inc.	21,986
		153,251
	HOTEL REITS - 0.0%(b)
699	Host Hotels & Resorts, Inc.	13,610

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	HOUSEHOLD PRODUCTS - 1.2%
272	Church & Dwight Company, Inc.	$ 25,720
826	Colgate-Palmolive Company	65,840
2,385	Procter & Gamble Company (The)	349,499
		441,059
	INDUSTRIAL REIT - 0.4%
866	Prologis, Inc.	115,438

	INDUSTRIAL SUPPORT SERVICES - 0.3%
550	Fastenal Co.	35,624
66	United Rentals, Inc.	37,846
41	WW Grainger, Inc.	33,976
		107,446
	INFRASTRUCTURE REIT - 0.4%
408	American Tower Corporation, A	88,079
401	Crown Castle, Inc.	46,191
110	SBA Communications Corporation, A	27,906
		162,176
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
922	Bank of New York Mellon Corporation (The)	47,990
118	Cboe Global Markets, Inc.	21,070
387	CME Group, Inc.	81,502
326	Goldman Sachs Group, Inc. (The)	125,761
588	Intercontinental Exchange, Inc.	75,517
1,418	Morgan Stanley	132,228
351	Nasdaq, Inc.	20,407
231	Northern Trust Corporation	19,492
384	State Street Corporation	29,745
		553,712
	INSURANCE - 4.4%
795	Aflac, Inc.	65,588
356	Allstate Corporation (The)	49,833
753	American International Group, Inc.	51,016
220	Aon PLC, Class A	64,024
164	Arthur J Gallagher & Company	36,880

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	INSURANCE - 4.4% (Continued)
67	Assurant, Inc.	$ 11,289
2,072	Berkshire Hathaway, Inc., Class B(a)	738,999
464	Chubb Ltd.	104,863
237	Cincinnati Financial Corporation	24,520
38	Everest Re Group Ltd.	13,436
111	Globe Life, Inc.	13,511
396	Hartford Financial Services Group, Inc. (The)	31,830
173	Lincoln National Corporation	4,666
259	Loews Corporation	18,024
532	Marsh & McLennan Companies, Inc.	100,798
806	MetLife, Inc.	53,301
227	Principal Financial Group, Inc.	17,858
652	Progressive Corporation (The)	103,850
407	Prudential Financial, Inc.	42,210
293	Travelers Companies, Inc. (The)	55,814
219	W R Berkley Corporation	15,488
134	Willis Towers Watson PLC	32,321
		1,650,119
	INTERNET MEDIA & SERVICES - 5.2%
5,680	Alphabet, Inc., Class A(a)	793,439
5,460	Alphabet, Inc., Class C(a)	769,478
41	Booking Holdings, Inc.(a)	145,436
121	Expedia Group, Inc.(a)	18,367
463	Netflix, Inc.(a)	225,425
96	VeriSign, Inc.(a)	19,772
		1,971,917
	LEISURE FACILITIES & SERVICES - 1.7%
369	Carnival Corporation(a)	6,841
23	Chipotle Mexican Grill, Inc.(a)	52,600
113	Darden Restaurants, Inc.	18,566
38	Domino's Pizza, Inc.	15,665
284	Hilton Worldwide Holdings, Inc.	51,714
127	Live Nation Entertainment, Inc.(a)	11,887
258	Marriott International, Inc., Class A	58,182

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	LEISURE FACILITIES & SERVICES - 1.7% (Continued)
707	McDonald's Corporation	$ 209,633
475	MGM Resorts International	21,223
210	Norwegian Cruise Line Holdings Ltd.(a)	4,208
166	Royal Caribbean Cruises Ltd.(a)	21,495
1,246	Starbucks Corporation	119,628
92	Wynn Resorts Ltd.	8,382
319	Yum! Brands, Inc.	41,681
		641,705
	LEISURE PRODUCTS - 0.0%(b)
146	Hasbro, Inc.	7,455

	MACHINERY - 1.2%
581	Caterpillar, Inc.	171,785
323	Deere & Company	129,158
73	IDEX Corporation	15,849
342	Ingersoll Rand, Inc.	26,450
109	Parker-Hannifin Corporation	50,216
51	Snap-on, Inc.	14,731
205	Veralto Corporation	16,863
186	Xylem, Inc.	21,271
		446,323
	MEDICAL EQUIPMENT & DEVICES - 3.4%
1,715	Abbott Laboratories	188,770
44	ABIOMED, Inc. - CVR(a)	–
299	Agilent Technologies, Inc.	41,570
297	Becton Dickinson and Company	72,418
1,472	Boston Scientific Corporation(a)	85,096
48	Cooper Companies, Inc. (The)	18,165
615	Danaher Corporation	142,274
214	Dentsply Sirona, Inc.	7,616
376	DexCom, Inc.(a)	46,658
681	Edwards Lifesciences Corporation(a)	51,926
385	GE HealthCare Technologies, Inc.	29,768
249	Hologic, Inc.(a)	17,791

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.4% (Continued)
79	IDEXX Laboratories, Inc.(a)	$ 43,849
342	Intuitive Surgical, Inc.(a)	115,377
23	Mettler-Toledo International, Inc.(a)	27,898
139	ResMed, Inc.	23,911
111	Revvity, Inc.	12,133
83	STERIS plc	18,248
335	Stryker Corporation	100,319
395	Thermo Fisher Scientific, Inc.	209,663
61	Waters Corporation(a)	20,083
74	West Pharmaceutical Services, Inc.	26,057
		1,299,590
	METALS & MINING - 0.2%
1,337	Freeport-McMoRan, Inc.	56,916
880	Newmont Corporation	36,423
		93,339
	OIL & GAS PRODUCERS - 3.8%
372	APA Corporation	13,347
1,850	Chevron Corporation	275,946
1,271	ConocoPhillips	147,525
411	Coterra Energy, Inc.	10,489
376	Devon Energy Corporation	17,033
160	Diamondback Energy, Inc.	24,813
573	EOG Resources, Inc.	69,304
4,422	Exxon Mobil Corporation	442,111
270	Hess Corporation	38,923
777	Marathon Oil Corporation	18,772
637	Marathon Petroleum Corporation	94,505
850	Occidental Petroleum Corporation	50,754
436	ONEOK, Inc.	30,616
424	Phillips 66	56,451
162	Pioneer Natural Resources Company	36,431
398	Valero Energy Corporation	51,740
1,200	Williams Companies, Inc. (The)	41,796
		1,420,556

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
649	Baker Hughes Company	$ 22,183
865	Halliburton Company	31,270
1,377	Schlumberger Ltd.	71,659
		125,112
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, CLASS A - NON-VOTING	7,512
101	News Corporation, Class B	2,598
		10,110
	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	30,720

	RESIDENTIAL REIT - 0.2%
137	AvalonBay Communities, Inc.	25,649
334	Equity Residential	20,427
64	Essex Property Trust, Inc.	15,868
117	Mid-America Apartment Communities, Inc.	15,732
311	UDR, Inc.	11,908
		89,584
	RETAIL - CONSUMER STAPLES - 1.5%
392	Costco Wholesale Corporation	258,752
247	Dollar Tree, Inc.(a)	35,086
900	Kroger Company (The)	41,139
455	Target Corporation	64,801
1,263	Walmart, Inc.	199,112
		598,890
	RETAIL - DISCRETIONARY - 2.4%
23	AutoZone, Inc.(a)	59,469
216	Bath & Body Works, Inc.	9,323
213	Best Buy Company, Inc.	16,674
152	CarMax, Inc.(a)	11,664
149	Genuine Parts Company	20,637
1,006	Home Depot, Inc. (The)	348,629
767	Lowe's Companies, Inc.	170,696
75	O'Reilly Automotive, Inc.(a)	71,256

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	RETAIL - DISCRETIONARY - 2.4% (Continued)
356	Ross Stores, Inc.	$ 49,267
1,188	TJX Cos., Inc. (The)	111,446
114	Tractor Supply Company	24,513
61	Ulta Beauty, Inc.(a)	29,889
		923,463
	RETAIL REIT - 0.1%
69	Federal Realty Investment Trust	7,110
425	Kimco Realty Corporation	9,057
155	Regency Centers Corporation	10,385
323	Simon Property Group, Inc.	46,073
		72,625
	SELF-STORAGE REIT - 0.2%
123	Extra Space Storage, Inc.	19,721
151	Public Storage	46,055
		65,776
	SEMICONDUCTORS - 7.0%
909	Advanced Micro Devices, Inc.(a)	133,996
531	Analog Devices, Inc.	105,435
984	Applied Materials, Inc.	159,477
410	Broadcom, Inc.	457,663
153	KLA Corporation	88,939
135	Lam Research Corporation	105,740
432	Microchip Technology, Inc.	38,958
942	Micron Technology, Inc.	80,390
2,356	NVIDIA Corporation	1,166,738
1,140	QUALCOMM, Inc.	164,878
899	Texas Instruments, Inc.	153,244
		2,655,458
	SOFTWARE - 10.8%
441	Adobe, Inc.(a)	263,101
150	Akamai Technologies, Inc.(a)	17,753
83	ANSYS, Inc.(a)	30,119
224	Autodesk, Inc.(a)	54,540
261	Cadence Design Systems, Inc.(a)	71,089

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	SOFTWARE - 10.8% (Continued)
650	Fortinet, Inc.(a)	$ 38,045
581	Gen Digital, Inc.	13,258
246	Intuit, Inc.	153,757
7,444	Microsoft Corporation	2,799,241
2,082	Oracle Corporation	219,505
95	Roper Technologies, Inc.	51,791
771	Salesforce, Inc.(a)	202,881
169	ServiceNow, Inc.(a)	119,397
135	Synopsys, Inc.(a)	69,513
40	Tyler Technologies, Inc.(a)	16,725
		4,120,715
	SPECIALTY FINANCE - 0.6%
643	American Express Company	120,460
431	Capital One Financial Corporation	56,513
286	Discover Financial Services	32,146
541	Synchrony Financial	20,661
		229,780
	SPECIALTY REITS - 0.1%
316	Iron Mountain, Inc.	22,114

	STEEL - 0.1%
304	Nucor Corporation	52,908

	TECHNOLOGY HARDWARE - 9.6%
16,418	Apple, Inc.	3,160,958
204	Arista Networks, Inc.(a)	48,044
4,461	Cisco Systems, Inc.	225,370
61	F5, Inc.(a)	10,918
149	Garmin Ltd.	19,152
1,288	Hewlett Packard Enterprise Company	21,870
1,352	HP, Inc.	40,682
342	Juniper Networks, Inc.	10,082
161	Motorola Solutions, Inc.	50,407
217	NetApp, Inc.	19,131

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	TECHNOLOGY HARDWARE - 9.6% (Continued)
217	Seagate Technology Holdings PLC	$ 18,525
302	Western Digital Corporation(a)	15,816
		3,640,955
	TECHNOLOGY SERVICES - 4.8%
643	Accenture plc, Class A	225,635
435	Automatic Data Processing, Inc.	101,342
115	Broadridge Financial Solutions, Inc.	23,661
142	CDW Corporation	32,279
249	DXC Technology Company(a)	5,695
114	Equifax, Inc.	28,191
568	Fiserv, Inc.(a)	75,453
82	FleetCor Technologies, Inc.(a)	23,174
88	Gartner, Inc.(a)	39,698
897	International Business Machines Corporation	146,704
80	Jack Henry & Associates, Inc.	13,073
179	Kyndryl Holdings, Inc.(a)	3,720
124	Leidos Holdings, Inc.	13,422
855	Mastercard, Inc., Class A	364,666
166	Moody's Corporation	64,833
83	MSCI, Inc.	46,949
311	Paychex, Inc.	37,043
293	S&P Global, Inc.	129,072
170	Verisk Analytics, Inc.	40,606
1,637	Visa, Inc., Class A	426,193
		1,841,409
	TELECOMMUNICATIONS - 0.2%
424	T-Mobile US, Inc.	67,980

	TIMBER REIT - 0.1%
729	Weyerhaeuser Company	25,347

	TOBACCO & CANNABIS - 0.6%
1,895	Altria Group, Inc.	76,444

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	TOBACCO & CANNABIS - 0.6% (Continued)
1,586	Philip Morris International, Inc.	$ 149,211
		225,655
	TRANSPORTATION & LOGISTICS - 1.6%
124	Alaska Air Group, Inc.(a)	4,845
442	American Airlines Group, Inc.(a)	6,073
134	CH Robinson Worldwide, Inc.	11,576
2,331	CSX Corporation	80,816
620	Delta Air Lines, Inc.	24,943
179	Expeditors International of Washington, Inc.	22,769
221	FedEx Corporation	55,906
89	JB Hunt Transport Services, Inc.	17,777
253	Norfolk Southern Corporation	59,804
94	Old Dominion Freight Line, Inc.	38,101
534	Southwest Airlines Company	15,422
646	Union Pacific Corporation	158,671
244	United Airlines Holdings, Inc.(a)	10,067
706	United Parcel Service, Inc., B	111,004
		617,774
	TRANSPORTATION EQUIPMENT - 0.3%
149	Cummins, Inc.	35,696
534	PACCAR, Inc.	52,145
178	Westinghouse Air Brake Technologies Corporation	22,588
		110,429
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	44,199
526	Sysco Corporation	38,466
		82,665
	WHOLESALE - DISCRETIONARY - 0.2%
704	Copart, Inc.(a)	34,495
268	LKQ Corporation	12,808

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	WHOLESALE - DISCRETIONARY - 0.2% (Continued)
39	Pool Corporation	$ 15,550
		62,853

	TOTAL COMMON STOCKS (Cost $20,143,538)	36,369,099

	SHORT-TERM INVESTMENT — 2.3%
	MONEY MARKET FUND - 2.3%
883,458	First American Government Obligations Fund Class X, 5.28% (Cost $883,458)(c)	883,458

	TOTAL INVESTMENTS - 98.1% (Cost $21,026,996)	$ 37,252,557
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.9%	732,977
	NET ASSETS - 100.0%	$ 37,985,534

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.